General (Tables)	12 Months Ended
Jun. 30, 2025
General
Schedule of activities of subsidiaries

The Group has following subsidiaries as at June 30, 2025 and 2024:

Name of entity	Principal activities	Country of business and incorporation	Proportion of ordinary shares held by Group
			2025	2024
			%	%
Basel Medical Group Pte. Ltd. (F.K.A. Singmed Specialists Pte. Ltd.)	Other holding companies	Singapore	100	100

Singapore Sports & Orthopaedic Clinic Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

Singapore Sports & Orthopaedic Services Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

SSOC Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

SSOS Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

1.	General (Continued)

Name of entity	Principal activities	Country of business and incorporation	Proportion of ordinary shares held by Group
			2025	2024
			%	%
Singapore Knee, Sports and Orthopaedic Clinic Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

Singapore Knee, Sports & Orthopaedic Services Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

Pharma Avenue Pte. Ltd. (F.K.A. Singapore Sports and Physiotherapy Centre Pte. Ltd.)	Other health services N.E.C (E.g. Physiotherapy, chiropratic, speech therapy) and physiotherapy	Singapore	100	100

Basel Medflow Pte. Ltd.	Other information technology and computer service activities, retail sale of sports apparel and equipment (including bicycles, boats and healthcare equipment)	Singapore	60	-

Bethesda Medical Pte. Ltd.	Clinics and other general medical services (western)	Singapore	100	-

Oasis Medical Clinic Pte. Ltd.	Clinics and other general medical services (western)	Singapore	100	-